SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impairment of long-lived assets:
Impairment of intangible assets		$ 555
Goodwill:
Goodwill	4,122	4,122
Foreign currency translation adjustments	0	(316)
Severance pay:
Severance expenses	117	242	137
Income taxes:
Tax income (tax expense)	195	261
Derivative financial instruments:
Notional principal of foreign exchange contracts to purchase U.S. dollars	770
notional principal of foreign exchange contracts to sell Euros	930
Derivative liability	5	67
Basic and diluted net earnings (loss) per share:
Anti-dilutive securities	255,228	381,153	360,585
Goodwill [Member]
Goodwill:
WACC	16.06%
Long-term growth rate	3.00%
RFID and Mobile Solutions [Member]
Impairment of long-lived assets:
Impairment of intangible assets		85
Supply Chain Solutions [Member]
Impairment of long-lived assets:
Impairment of intangible assets		$ 470